Earnings Per Share	12 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings Per Share	Earnings Per Share
Basic earnings per share
Basic EPS is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

	2022 £’000	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
Profit for the year attributable to equity holders of the Company	83,093	43,450	19,991

	2022	2021	2020
Weighted average number of shares outstanding	56,272,036	55,220,298	53,423,575

	2022	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
Earnings per share - basic (£)	1.48	0.79	0.37
(1) Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).
Diluted earnings per share
Diluted EPS is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of shares that would be issued if all dilutive potential ordinary shares were converted into ordinary shares. In accordance with IAS 33, the dilutive earnings per share are without reference to adjustments in respect of outstanding shares when the impact would be anti-dilutive.

	2022 £’000	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
Profit for the year attributable to equity holders of the Company	83,093	43,450	19,991

	2022	2021	2020
Weighted average number of shares outstanding	56,272,036	55,220,298	53,423,575
Diluted by: options in issue and contingent shares	1,746,164	1,830,315	2,641,505
Weighted average number of shares outstanding (diluted)	58,018,200	57,050,613	56,065,080

	2022	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
Earnings per share - diluted (£)	1.43	0.76	0.36
(1) Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).
Basic and diluted earnings per share calculated above are same for Class A and B shares as both have the same rights to share in profit for the period.

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorisation of these financial statements that would have an impact over the basic and diluted earnings per share for the reporting period.